Other non-current assets	12 Months Ended
Sep. 30, 2025
Investments, All Other Investments [Abstract]
Other non-current assets

Note 9. Other non-current assets

Other non-current assets are as follows as of September 30:

	2024	2025	2025
	HK$	HK$	US$
Rental deposits	924,564	554,728	71,275
Other deposits	202,586	-	-
Total other non-current assets	1,127,150	554,728	71,275

The majority of other deposits consist of utility and building management fee deposits, refundable only when the Group leaves the property. Landlords will refund rental deposits if rental agreements expire without renewal. Rental agreements are scheduled to expire between October 2025 and August 2027.